CONSOLIDATED STATEMENTS OF (LOSS) EARNINGS AND COMPREHENSIVE (LOSS) EARNINGS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF (LOSS) EARNINGS AND COMPREHENSIVE (LOSS) EARNINGS
Revenue	$ 617,585	$ 484,540
Cost of sales	396,304	333,157
Earnings from mine operations	221,281	151,383
Corporate administrative costs	21,205	18,674
Operating earnings	200,076	132,709
Loss on sale of exploration and evaluation asset	132,149
Interest and finance expense	(25,784)	(35,302)
Foreign exchange loss	(422)	(946)
Gain (loss) on financial instruments at fair value	377	(15,415)
Interest and finance income	927	1,231
Earnings before taxes	43,025	82,277
Current income tax expense	(6,382)	(4,561)
Deferred income tax expense	(75,081)	(36,799)
Net (loss) earnings and comprehensive (loss) earnings for the year	$ (38,438)	$ 40,917
(Loss) earnings per common share
Basic (in dollar per share)	$ (0.21)	$ 0.22
Diluted (in dollar per share)	$ (0.21)	$ 0.22
Weighted average number of common shares outstanding
Basic (in dollar per share)	186,412,795	184,731,109
Diluted (in dollar per share)	186,412,795	185,731,326